================================================================================
                 HORIZON TAXABLE MONEY MARKETS FOR INSTITUTIONS
--------------------------------------------------------------------------------
                   HORIZON SHARES AND HORIZON SERVICE SHARES
                                     OF THE
                                  PRIME  FUND
                                 TREASURY  FUND
                                GOVERNMENT  FUND
                              TREASURY  ONLY  FUND
--------------------------------------------------------------------------------
                                ANNUAL   REPORT
                               February 28, 1997
--------------------------------------------------------------------------------
                                       %*
--------------------------------------------------------------------------------
                         -----------------------------
                                NOT FDIC INSURED
                   Concord Financial Group, Inc., Distributor

                          PACIFIC HORIZON FUNDS, INC.
                     3435 Stelzer Road, Columbus, OH 43219
                                 1-800-426-3863

                               INVESTMENT ADVISER
             Bank of America National Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                             The BISYS Group, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                         Concord Financial Group, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Concord Financial Group, Inc., which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

There can be no assurance that the Funds will be able to maintain a Net Asset Value (NAV) of $1.00 per share and Fund shares are not insured or guaranteed by the U.S. Government or its agencies.

For certain investors, a portion of the income earned on municipal bond Funds may be subject to the federal Alternative Minimum Tax (AMT), and to state and local taxes.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

                                    Contents

                             ECONOMIC REVIEW FROM THE
                               INVESTMENT ADVISER               2-3

                             FUND OVERVIEW AND
                               INTERVIEW WITH YOUR
                               INVESTMENT MANAGER               4-6

                             PORTFOLIOS OF INVESTMENTS         7-20

                             STATEMENTS OF ASSETS
                               AND LIABILITIES                   21

                             STATEMENTS OF OPERATIONS            22

                             STATEMENTS OF CHANGES
                               IN NET ASSETS                  24-25

                             NOTES TO FINANCIAL
                               STATEMENTS                     26-33

                             FINANCIAL HIGHLIGHTS             34-47

                             REPORT OF INDEPENDENT
                               ACCOUNTANTS                       48

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The Standard & Poor's Stock Index posted a total return of 26.18% during the 12 month period ended February 28, 1997, amply rewarding long-term investors who rode out volatility early in the period.* The best performers were concentrated among shares of large company stocks, which significantly outpaced shares of smaller firms.

At the end of this period, however, the markets began to give serious consideration to a possible tightening of monetary policy following Federal Reserve Chairman Alan Greenspan's Humphrey-Hawkins testimony. Chairman Greenspan's comments focused on current high levels of consumer confidence and the potential for inflationary pressures to surface. His comments fueled renewed volatility in the fixed-income markets, and the bellwether 30-year Treasury bond ended the period with a 0.36% total return.**

THE CASE FOR
STOCKS AND BONDS

The stock market's gain raises some important issues. Late in the period, there was considerable discussion concerning Federal Reserve Chairman Alan Greenspan's comments of "irrational exuberance" in his reflections on the state of the U.S. equity markets. Other observers felt that investors should be optimistic based on the healthy business climate in the U.S., the moderate economic policies of the current administration and the focus in Washington on balanced budgets.

Overall, the U.S. economy seems poised for continued moderate growth, which is good news for stocks. The stock market's current price-to-earnings (P/E) ratio of 17.8 times our 1997 earnings estimates is within the 16 to 19 times range of the 1960s when we had similar inflation levels. We think it is reasonable to expect P/E ratios to stay at current levels. That gives an estimated market return over the next 12 months of 10% (8% from earnings growth and 2% from dividend yield).

Congress and the Clinton Administration continue to entertain the prospect of a Balanced Budget Amendment, mandating the end of federal deficits within five to seven years. While an agreement has not passed to date, this shift in attitude bodes well for both stocks and bonds, as a balanced budget facilitates lower interest rates, encouraging earnings growth.

POTENTIAL RISKS

Given the length of the current economic expansion, history tells us that the bulls will run out of steam. Slowing economic growth is a double-edged sword as lower corporate earnings lead to both a decline in prices and a reallocation of savings. Companies with disappointing earnings may quickly fall into disfavor. Broad equity indices may then decline as investors reallocate their assets into more stable stocks.

The U.S. bond market and, indirectly, the U.S. equity market have benefited from strong purchases of U.S. Treasuries by foreign investors. Supported by an appreciating dollar, foreign purchases of U.S. Treasuries in 1996 were $265 billion compared to $118 billion in net sales by domestic investors (for four quarters ended December 31, 1996).*** If the dollar should decline, there would be less incentive to buy dollar denominated assets.

LOOKING FORWARD

In our view, investors should approach the remainder of 1997 with rational exuberance tempered by a knowledge of history. Under the best case scenario, the U.S. economy will see a move toward sustainable growth, higher real interest rates and an anticipated 8% to 9% increase in corporate profits. Given these projections, most investment professionals expect equities to perform well in 1997, although below 1996 levels. Bonds at this juncture seem attractive, especially given the recommended revisions to real rates of inflation and the trend toward a balanced federal budget.

History, however, usually repeats itself, and we would not be surprised to see some corrections ahead. Thus, investors may want to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,
Kirk Hartman
Kirk Hartman
Chief Investment Officer,
Bank of America NT&SA,
Investment Adviser to the
Pacific Horizon Funds

---------------
  * The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole, and cannot be invested in directly.

 ** Source: Bloomberg using Merrill Lynch Taxable Bond Indices which reflects the 30-year Treasury bond return.

*** Source: ISI Group

PACIFIC HORIZON
TAXABLE MONEY MARKET FUNDS

======================

MARIKA ECONOMOS
Portfolio Manager
Taxable Money Market Funds
Bank of America NT&SA

GOAL:
The Pacific Horizon Money Market Funds seek to provide a high level of current income, daily liquidity and stability of principal by investing in U.S. dollar-denominated short-term money market instruments.

INVESTMENTS:
Each Fund seeks its objectives through a variety of money-market investments.

PRIME FUND -- A broad range of government, bank and commercial obligations available in the money markets as well as repurchase agreements relating to such obligations.

TREASURY FUND -- Direct obligations of the U.S. Treasury and repurchase agreements relating to Treasury obligations.

GOVERNMENT FUND -- Short-term debt obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, authorities or instrumentalities and repurchase agreements relating to such obligations.

TREASURY ONLY FUND -- Direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.

APPROPRIATE FOR:

Investors who require daily liquidity.

SIZE OF FUNDS AS OF
FEBRUARY 28, 1997:

Prime Fund: Over $7.1 billion
Treasury Fund: Over $2.5 billion
Government Fund: Over $516 million
Treasury Only Fund: Over $515 million

Q
   WHAT FACTORS AFFECTED THE SHORT-TERM FIXED INCOME MARKETS DURING THE 12 MONTHS ENDED FEBRUARY 28, 1997?

A
    For the first six months of the fiscal year, the domestic economy grew faster than the rate generally considered sustainable and non-inflationary. Expectations were that the Federal Reserve would be forced to cool down the economy with a short-term interest rate increase.

A trading pattern emerged in the first two quarters whereby yields repeatedly rose due to higher than expected employment reports, and subsequently dropped as the additional jobs that were created failed to translate into higher prices. Then in the third quarter, the market sustained its strongest rally of the year as inflation fears dissipated on the heels of consecutive weak employment reports.

The apparent slowdown of the domestic economy seemed to assure market participants that the Federal Reserve would not raise interest rates in the foreseeable future. However, this comfort was short-lived; Federal Reserve Chairman Alan Greenspan caused market concern in December with his views that recent gains in stock prices were unsustainable and could be detrimental to financial markets in the long run. As a result, the 12-month period ended with investors once again wary of tighter monetary policy.*

PRIME FUND
TREASURY FUND
GOVERNMENT FUND
TREASURY ONLY FUND

CURRENT SEVEN-DAY YIELDS
AS OF FEBRUARY 28, 1997+
----------------------------------------------

                                       HORIZON
                              HORIZON  SERVICE
                              SHARES   SHARES
----------------------------------------------
 Prime Fund                   5.23%     4.98%
 ..............................................
 Treasury Fund                5.09%     4.84%
 ..............................................
 Government Fund              5.12%     4.87%
 ..............................................
 Treasury Only Fund           4.93%     4.68%
 ..............................................

----------------------------------------------

------------
Horizon and Horizon Service Shares are classes of shares within the same portfolio.

 + Past performance is no guarantee of future results. Yields will fluctuate with the market. Investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable Net Asset Value (NAV) of $1.00 per share. The Pacific Horizon Government Fund is currently waiving a portion of the advisory fee. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

Q
    HOW DID YOU MANAGE THE FUNDS IN THIS ENVIRONMENT?

A
    As the period began in March, 1996, we structured the Funds using a laddered approach, which provides protection against sudden increases in short-term interest rates. We adhered to this strategy through the end of September, when the yield curve flattened in response to the Federal Reserve holding interest rates steady and a subsequent slowing of economic growth. At that point, we began to restructure the Funds by employing a barbell strategy, which includes a combination of overnight to three month securities and longer-term issues that mature in 11 to 13 months.

The months of November through January provided inordinately high overnight rates as a result of several different technical factors. The Funds benefited greatly from this phenomenon, as they consistently maintain a considerable amount of cash for liquidity.

Throughout the entire year, we strove to keep a significant percentage of our assets in floating rate notes. These securities perform well in uncertain rate environments, because their coupons reset to a positive spread to market levels at short intervals.

Q
    WHAT WERE THE FUNDS' AVERAGE MATURITIES DURING THE YEAR?

A
    The Funds' weighted average maturities remained just long of neutral for the majority of the year at approximately 48 to 55 days.** We extended the maturities in the face of stronger than expected economic data given that the corresponding yields made sense in the event of a Federal Reserve tightening. In contrast, when market prices seemed unsustainably high, we reduced the average maturity of each Fund closer to neutral at 40 to 45 days.**

Q
   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FUNDS GOING FORWARD?

A
    We believe that the economy is beginning to show signs of inflationary growth in the employment sector as well as in housing, retail sales and consumer confidence. These factors could force the Federal Reserve to implement at least one short-term interest rate increase.* Given this scenario, we believe that the zero to 12 month yield curve will remain steep for the first nine months of the year. But quick action by the Central Bank will most likely keep inflation in check, alleviating the need for a series of rate increases. A flatter yield curve may materialize in the final quarter of the year in response to controlled economic growth.

We will maintain a cautious strategy until we see evidence of a slower economy. For the first part of the year, we plan to shorten the Funds' average maturities to below neutral in anticipation of a potential Federal Reserve tightening. This will be accomplished through maintaining a significant overnight position and constraining our term purchases to one through three month investments. In addition, we will look to increase our floating rate note positions.

------------
 * Note: This move occurred in late March of 1997, subsequent to the close of the Fund year.

** The composition of the Funds' holdings are subject to change.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
--------------------------------------------------------------------------------

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    -----    --------    ------------    --------------
BANK NOTES -- 4.4%
DOMESTIC -- 3.7%
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 1/9/98)*..............      A1/P1       5.41%     3/10/97    $ 25,000,000    $   24,998,352
 Bank One, Dayton N.A. ...........     A1+/P1       5.56%     3/25/97      25,000,000        24,998,145
 FCC National Bank................     A1+/P1       5.64%     4/17/97      25,000,000        24,993,061
 FCC National Bank................     A1+/P1       5.70%     5/22/97      25,000,000        24,987,764
 FCC National Bank................     A1+/P1       5.76%     8/15/97      25,000,000        24,993,429
 Huntington National Bank,
   Columbus.......................      A1/P1       6.20%      7/8/97      40,000,000        40,054,311
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   7/1/97)*.......................      A1/P1       5.34%      3/3/97      25,000,000        24,991,761
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   10/1/97)*......................      A1/P1       5.34%      3/3/97      25,000,000        24,988,457
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   11/25/97)*.....................      A1/P1       5.28%     3/25/97      50,000,000        49,963,450
                                                                                         --------------
Total Domestic Bank Notes
 (Amortized cost $264,968,730)                                                              264,968,730
                                                                                         --------------
FOREIGN -- 0.7%
 Abbey National Treasury Services,
   PLC, Monthly Variable Rate
   (final maturity 7/17/97)*......     A1+/P1       5.31%     3/17/97      50,000,000        49,987,599
                                                                                         --------------
Total Bank Notes
 (Amortized cost $314,956,329)                                                              314,956,329
                                                                                         --------------
CERTIFICATES OF DEPOSIT -- 18.0%
DOMESTIC -- 4.2%
 Bankers Trust, Daily Variable
   Rate (final maturity 6/3/97)*..      A1/P1       5.45%      3/3/97      50,000,000        49,993,777
 Bankers Trust, Daily Variable
   Rate (final maturity 7/2/97)*..      A1/P1       5.43%      3/3/97      25,000,000        24,996,741
 Bankers Trust, Daily Variable
   Rate (final maturity
   9/30/97)*......................      A1/P1       5.30%      3/3/97      50,000,000        49,983,068
 Bankers Trust, Weekly Variable
   Rate, (final maturity
   10/16/97)*.....................      A1/P1       5.38%      3/4/97      25,000,000        24,985,440
 Bankers Trust, Weekly Variable
   Rate, (final maturity
   12/10/97)*.....................      A1/P1       5.44%      3/4/97      25,000,000        24,990,274
 Crestar Bank.....................      A1/P1       5.33%     4/22/97      50,000,000        50,000,000
 Crestar Bank.....................      A1/P1       5.41%     4/23/97      50,000,000        49,999,274
 Crestar Bank.....................      A1/P1       5.49%     9/19/97      25,000,000        25,000,000
                                                                                         --------------
                                                                                            299,948,574
                                                                                         --------------

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   ----------     ----     --------     ---------         --------
CERTIFICATES OF DEPOSIT, CONTINUED:
EURO -- 1.0%
 Abbey National Treasury Services,
   PLC............................     A1+/P1       5.37%     5/19/97    $ 25,000,000    $   25,000,824
 Dai-Ichi Kangyo Bank, Ltd.,
   London.........................      A1/P1       5.55%     3/12/97      25,000,000        24,998,823
 Sumitomo Bank, Ltd., London......      A1/P1       5.61%      4/7/97      25,000,000        25,001,202
                                                                                         --------------
                                                                                             75,000,849
                                                                                         --------------
YANKEE -- 12.8%
 ABN-AMRO Bank, Chicago...........     A1+/P1       5.75%     4/10/97      25,000,000        24,998,688
 Bank of Tokyo Mitsubishi, New
   York...........................      A1/P1       5.73%     3/27/97      50,000,000        50,000,000
 Bank of Tokyo Mitsubishi, New
   York...........................      A1/P1       5.68%     7/14/97      25,000,000        25,000,000
 Bank of Tokyo Mitsubishi, New
   York...........................      A1/P1       5.85%      1/7/98      25,000,000        24,991,625
 Bank of Tokyo Mitsubishi, New
   York...........................      A1/P1       5.88%     1/13/98      25,000,000        24,995,833
 Banque National de Paris, New
   York...........................      A1/P1       5.50%     3/12/97      25,000,000        25,000,145
 Banque National de Paris, New
   York...........................      A1/P1       5.75%     4/11/97      45,000,000        45,002,279
 Banque National de Paris, New
   York...........................      A1/P1       5.75%     2/26/98      25,000,000        24,987,907
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................      A1/P1       5.70%      4/4/97      25,000,000        25,000,229
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................      A1/P1       5.56%      4/7/97      20,000,000        19,999,065
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................      A1/P1       5.63%      5/5/97      25,000,000        25,001,335
 Industrial Bank of Japan, New
   York...........................      A1/P1       5.56%      4/7/97      50,000,000        49,998,743
 National Australia Bank, New
   York...........................     A1+/P1       5.80%     10/3/97      25,000,000        24,998,940
 Royal Bank of Canada, New York...     A1+/P1       5.73%     8/13/97      25,000,000        24,992,425
 Royal Bank of Canada, New York...     A1+/P1       5.58%    12/11/97      25,000,000        24,977,379
 Royal Bank of Canada, New York...     A1+/P1       5.65%      3/3/98      80,000,000        79,885,476
 Sanwa Bank Ltd., New York........      A1/P1       5.51%     5/19/97      25,000,000        25,000,541
 Societe Generale Bank, New York..     A1+/P1       5.72%     4/28/97      50,000,000        49,997,717
 Societe Generale Bank, New York..     A1+/P1       5.78%     8/20/97      25,000,000        24,997,638
 Societe Generale Bank, New York..     A1+/P1       5.73%    10/15/97      15,000,000        15,011,235
 Societe Generale Bank, New York..     A1+/P1       5.59%    11/14/97      30,000,000        30,004,472
 Societe Generale Bank, New York..     A1+/P1       5.77%      1/7/98      25,000,000        24,993,861
 Societe Generale Bank, New York..     A1+/P1       5.77%      1/9/98      25,000,000        24,991,763
 Societe Generale Bank, New York,
   Quarterly Variable Rate (final
   maturity 12/24/97)*............     A1+/P1       5.49%     3/24/97      25,000,000        24,985,712
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 1/15/98)*.............     A1+/P1       5.38%      3/3/97      25,000,000        24,986,599
 Sumitomo Bank Ltd., New York.....      A1/P1       5.55%     4/10/97      25,000,000        24,998,044
 Sumitomo Bank Ltd., New York.....      A1/P1       5.65%     4/15/97      25,000,000        25,000,308
 Sumitomo Bank Ltd., New York.....      A1/P1       5.63%     4/15/97      25,000,000        25,000,308
 Sumitomo Bank Ltd., New York.....      A1/P1       5.54%     5/19/97      25,000,000        25,002,165

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    ----       ----         ------          --------
CERTIFICATES OF DEPOSIT, CONTINUED:
YANKEE -- (CONTINUED)
 Sumitomo Bank Ltd., New York.....      A1/P1       5.54%     5/19/97    $ 25,000,000    $   25,002,165
 Westpac Banking Corp., New
   York...........................     A1+/P1       5.83%     1/22/98      25,000,000        24,995,713
                                                                                         --------------
                                                                                            914,798,310
                                                                                         --------------
Total Certificates of Deposit
 (Amortized cost $1,289,747,733)                                                          1,289,747,733
                                                                                         --------------
COMMERCIAL PAPER -- 37.5%
DOMESTIC -- 29.6%
ASSET-BACKED -- 6.0%
 Asset Securitization Cooperative
   Corp.(b).......................     A1+/P1       5.35%     3/19/97      50,000,000        49,866,250
 Asset Securitization Cooperative
   Corp.(b).......................     A1+/P1       5.34%     3/21/97      75,000,000        74,776,944
 Ciesco, L.P......................      A1/P1       5.35%      5/7/97      25,000,000        24,751,076
 Enterprise Funding Corp.(b)......     A1+/P1       5.37%     3/12/97      25,000,000        24,958,979
 Enterprise Funding Corp.(b)......     A1+/P1       5.35%      4/2/97      25,401,000        25,280,204
 Enterprise Funding Corp.(b)......     A1+/P1       5.33%     4/17/97      57,225,000        56,826,793
 Enterprise Funding Corp.(b)......     A1+/P1       5.36%      5/2/97      35,693,000        35,363,514
 Golden Managers Acceptance
   Corp...........................     A1+/D1+      5.33%     3/19/97      40,000,000        39,893,400
 Gotham Funding Corp.(b)..........      A1/P1       5.42%     3/10/97      24,167,000        24,134,254
 Gotham Funding Corp.(b)..........      A1/P1       5.58%     3/21/97      43,781,000        43,645,147
 Gotham Funding Corp.(b)..........      A1/P1       5.40%     4/14/97      31,429,000        31,221,569
                                                                                         --------------
                                                                                            430,718,130
                                                                                         --------------
AUTOMOBILES -- 4.3%
 American Honda Finance Corp......      F1/P1       5.33%     4/25/97      25,000,000        24,796,424
 American Honda Finance Corp......      F1/P1       5.39%     4/28/97      35,000,000        34,696,064
 American Honda Finance Corp......      F1/P1       5.35%     5/20/97      40,000,000        39,524,444
 American Honda Finance Corp......      F1/P1       5.32%      6/4/97      30,000,000        29,578,833
 Daimler-Benz North America
   Corp...........................      A1/P1       5.36%     3/25/97      25,000,000        24,910,667
 Daimler-Benz North America
   Corp...........................      A1/P1       5.37%     3/27/97      25,000,000        24,903,042
 Daimler-Benz North America
   Corp...........................      A1/P1       5.29%     6/18/97      60,000,000        59,036,713
 General Motors Acceptance Corp...      P1/D1       5.44%      4/7/97      25,000,000        24,860,351
 General Motors Acceptance Corp...      P1/D1       5.40%     9/12/97      50,000,000        48,537,500
                                                                                         --------------
                                                                                            310,844,038
                                                                                         --------------
BANKING -- 2.5%
 Bankers Trust, Daily Variable
   Rate, (final maturity
   11/7/97)*......................      A1/P1       5.47%      3/3/97      25,000,000        25,000,000
 Corestates Capital Corp., Monthly
   Variable Rate, (final maturity
   3/17/97)*......................      A1/P1       5.38%     3/17/97      25,000,000        25,000,000
 Cregem North America, Inc........     A1+/P1       5.29%     5/27/97      25,000,000        24,680,396
 Cregem North America, Inc........     A1+/P1       5.29%     6/17/97      25,000,000        24,603,250
 Svenska Handelsbanken, Inc.......      A1/P1       5.35%     4/16/97      35,000,000        34,760,736
 Unifunding, Inc..................      A1/P1       5.28%     5/21/97      21,000,000        20,750,520
 Westpac Capital Corp.............     A1+/P1       5.38%     3/10/97      25,000,000        24,966,375
                                                                                         --------------
                                                                                            179,761,277
                                                                                         --------------
BROKERAGE SERVICES -- 2.3%
 Bear Stearns Companies, Inc.(b)..      A1/P1       5.36%     3/19/97      25,000,000        24,933,000
 C.S. First Boston, Inc...........     A1+/P1       5.28%     5/14/97      25,000,000        24,728,667

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    ----       ----         ------          --------
COMMERCIAL PAPER, CONTINUED:
BROKERAGE SERVICES -- (CONTINUED)
 C.S. First Boston, Inc...........     A1+/P1       5.27%     5/29/97    $ 40,000,000    $   39,478,856
 C.S. First Boston, Inc.(b).......     A1+/P1       5.35%     3/11/97      25,000,000        24,962,847
 Merrill Lynch & Co. Inc..........     A1+/P1       5.33%     5/28/97      50,000,000        49,348,556
                                                                                         --------------
                                                                                            163,451,926
                                                                                         --------------
CHEMICALS -- DIVERSIFIED -- 1.0%
 AKZO Nobel, Inc..................      A1/P1       5.34%      5/7/97      32,000,000        31,681,973
 AKZO Nobel, Inc..................      A1/P1       5.37%     5/16/97      20,000,000        19,773,267
 AKZO Nobel, Inc..................      A1/P1       5.36%     5/23/97      18,000,000        17,777,560
                                                                                         --------------
                                                                                             69,232,800
                                                                                         --------------
CONGLOMERATES -- 2.2%
 B.A.T. Capital Corp..............      A1/P1       5.32%     3/27/97      25,000,000        24,903,944
 B.A.T. Capital Corp..............      A1/P1       5.28%     4/21/97      23,000,000        22,827,960
 BTR Dunlop Finance, Inc.(b)......      A1/P1       5.45%     3/26/97      50,000,000        49,810,764
 BTR Dunlop Finance, Inc.(b)......      A1/P1       5.35%      4/7/97      37,321,000        37,115,786
 BTR Dunlop Finance, Inc.(b)......      A1/P1       5.37%     5/27/97      25,000,000        24,675,563
                                                                                         --------------
                                                                                            159,334,017
                                                                                         --------------
FINANCE COMPANIES -- 5.2%
 Associates Corp., North America..     A1+/P1       5.35%     7/28/97      20,000,000        19,557,139
 Countrywide Home Loans, Inc......      A1/F1       5.37%     3/12/97      25,000,000        24,958,979
 Countrywide Home Loans, Inc......      A1/F1       5.37%      4/8/97      30,000,000        29,829,950
 Countrywide Home Loans, Inc......      A1/F1       5.38%     4/29/97      45,500,000        45,098,816
 Dean Witter Discover & Co........     A1/F1+       5.35%      5/1/97      25,000,000        24,773,368
 Dean Witter Discover & Co........     A1/F1+       5.27%     5/21/97      50,000,000        49,407,125
 General Electric Capital Corp....     A1+/P1       5.44%      4/3/97      50,000,000        49,750,667
 General Electric Capital Corp.,
   Quarterly Variable Rate (final
   maturity 7/18/97)*.............     A1+/P1       5.50%     4/21/97      50,000,000        50,000,000
 General Electric Capital
   Services, Inc..................     A1+/P1       5.36%      4/9/97      25,000,000        24,854,833
 General Electric Capital
   Services, Inc..................     A1+/P1       5.40%     5/13/97      25,000,000        24,726,250
 National Rural Utilities
   Cooperative Finance Corp.......     A1+/P1       5.43%     3/27/97      26,600,000        26,495,684
                                                                                         --------------
                                                                                            369,452,811
                                                                                         --------------
LEASING -- 1.5%
 International Lease Finance
   Corp...........................      A1/P1       5.35%     4/18/97      40,000,000        39,714,667
 International Lease Finance
   Corp...........................      A1/P1       5.37%     6/16/97      30,000,000        29,521,175
 International Lease Finance
   Corp...........................      A1/P1       5.37%      7/2/97      40,000,000        39,266,100
                                                                                         --------------
                                                                                            108,501,942
                                                                                         --------------
MINING -- 0.3%
 RTZ America, Inc.(b).............     A1+/P1       5.58%     3/17/97      20,800,000        20,749,988
                                                                                         --------------
RELOCATION SERVICES -- 1.4%
 PHH Corporation..................      A1/P1       5.30%     3/14/97      25,000,000        24,952,153
 PHH Corporation..................      A1/P1       5.30%      4/1/97      25,000,000        24,885,903
 PHH Corporation..................      A1/P1       5.33%      4/8/97      50,000,000        49,718,694
                                                                                         --------------
                                                                                             99,556,750
                                                                                         --------------
RETAIL -- 1.4%
 JC Penney Funding Corp...........      A1/P1       5.40%     3/10/97      50,000,000        49,932,500
 Sears Roebuck Acceptance Corp....      D1/P1       5.34%     3/14/97      50,000,000        49,903,583
                                                                                         --------------
                                                                                             99,836,083
                                                                                         --------------

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    ----       ----         ------          --------
COMMERCIAL PAPER, CONTINUED:
SOVEREIGN ISSUES -- 1.5%
 Government Development Bank of
   Puerto Rico, Mato Rey..........    A1+/TBW1      5.35%     3/12/97    $ 25,000,000    $   24,959,132
 Government Development Bank of
   Puerto Rico, Mato Rey..........    A1+/TBW1      5.41%     3/25/97      37,300,000        37,165,471
 Government Development Bank of
   Puerto Rico, Mato Rey..........    A1+/TBW1      5.35%      5/7/97      23,500,000        23,266,012
 Government Development Bank of
   Puerto Rico, Mato Rey..........    A1+/TBW1      5.32%     5/12/97      21,000,000        20,776,560
                                                                                         --------------
                                                                                            106,167,175
                                                                                         --------------
Total Domestic Commercial Paper
 (Amortized cost $2,117,606,937)                                                          2,117,606,937
                                                                                         --------------
FOREIGN -- 7.9%
AUTOMOBILES -- 1.0%
 Ford Credit Europe...............      A1/P1       5.41%     3/24/97      25,000,000        24,913,590
 Ford Credit Europe...............      A1/P1       5.51%     3/26/97      25,000,000        24,904,340
 Ford Credit Europe...............      A1/P1       5.35%     4/28/97      25,000,000        24,784,514
                                                                                         --------------
                                                                                             74,602,444
                                                                                         --------------
BUILDING SOCIETY -- 1.4%
 Bradford & Bingley Building
   Society........................      A1/P1       5.48%      4/3/97      50,000,000        49,748,833
 Nationwide Building Society......      A1/P1       5.40%     7/21/97      25,000,000        24,467,500
 Nationwide Building Society......      A1/P1       5.40%     7/23/97      25,000,000        24,460,000
                                                                                         --------------
                                                                                             98,676,333
                                                                                         --------------
OIL & GAS -- 0.7%
 Repsol International Finance,
   B.V............................     A1+/P1       5.37%     4/10/97      25,000,000        24,850,833
 Repsol International Finance,
   B.V............................     A1+/P1       5.39%     7/15/97      25,000,000        24,490,944
                                                                                         --------------
                                                                                             49,341,777
                                                                                         --------------
PHARMACEUTICALS -- 0.3%
 Glaxo Wellcome, PLC (b)..........     A1+/P1       5.35%     4/14/97      20,000,000        19,869,222
                                                                                         --------------
SOVEREIGN -- 3.8%
 Cades............................     A1+/P1       5.30%      3/6/97      50,000,000        49,963,194
 Cades............................     A1+/P1       5.40%      5/2/97      50,000,000        49,535,000
 Cades............................     A1+/P1       5.39%     10/3/97      50,000,000        48,384,500
 Cades............................     A1+/P1       5.41%    10/10/97      25,000,000        24,162,201
 Cades............................     A1+/P1       5.44%    11/14/97      50,000,000        48,050,667
 Kingdom of Sweden................     A1+/P1       5.43%     3/27/97      50,000,000        49,803,917
                                                                                         --------------
                                                                                            269,899,479
                                                                                         --------------
TELECOMMUNICATIONS -- 0.7%
 Alcatel Alsthom, Inc.............     A1+/P1       5.36%     4/21/97      50,000,000        49,620,333
                                                                                         --------------
Total Foreign Commercial Paper
 (Amortized cost $562,009,588)                                                              562,009,588
                                                                                         --------------
Total Commercial Paper
 (Amortized cost $2,679,616,525)                                                          2,679,616,525
                                                                                         --------------

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    ----       ----         ------          --------
CORPORATE OBLIGATIONS -- 12.2%
ASSET BACKED SECURITIES -- 2.1%
 Ciesco, L.P., Monthly Variable
   Rate, 144A (final maturity
   8/14/97)*......................     A1+/P1       5.39%     3/14/97    $ 75,000,000    $   74,996,589
 Ciesco, L.P., Monthly Variable
   Rate, 144A (final maturity
   2/10/98)*......................     A1+/P1       5.41%     3/12/97      75,000,000        74,992,890
                                                                                         --------------
                                                                                            149,989,479
                                                                                         --------------
AUTOMOBILES -- 1.5%
 Ford Motor Credit Corporation....      A1/P1       7.125%    12/1/97      25,000,000        25,270,945
 General Motors Acceptance
   Corporation, Daily Variable
   Rate, (final maturity
   4/21/97)*......................      P1/D1       5.45%      3/3/97      40,000,000        39,992,430
 General Motors Acceptance
   Corporation, Quarterly Variable
   Rate, (final maturity
   6/4/97)*.......................      P1/D1       5.37%      3/4/97      25,000,000        24,990,145
 General Motors Acceptance
   Corporation, Quarterly Variable
   Rate, (final maturity
   1/20/98)*......................      P1/D1       5.64%     4/21/97      20,000,000        20,011,457
                                                                                         --------------
                                                                                            110,264,977
                                                                                         --------------
BROKERAGE SERVICES -- 3.8%
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable
   Rate, (final maturity
   4/1/98)*.......................      A1/P1       5.59%      3/3/97      18,000,000        18,028,548
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable
   Rate, (final maturity
   5/16/97)*......................      A1/P1       5.48%     3/17/97      25,000,000        25,000,000
 C.S. First Boston, Inc.,
   Quarterly Variable Rate, 144A
   (final maturity 3/3/97)*.......     A1+/P1       5.54%      3/3/97      25,000,000        25,000,000
 C.S. First Boston, Inc., Daily
   Variable Rate, 144A (final
   maturity 3/25/97)*.............     A1+/P1       5.46%      3/3/97      25,000,000        25,000,000
 Merrill Lynch & Co., Inc.........     A1+/P1       5.78%     8/12/97      25,000,000        24,998,540
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate, (final maturity
   11/20/97)*.....................     A1+/P1       5.44%      3/4/97      50,000,000        49,992,984
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate, (final maturity
   1/29/98)*......................     A1+/P1       5.47%      3/4/97      50,000,000        49,991,092
 Merrill Lynch & Co., Inc.,
   Quarterly Variable Rate, (final
   maturity 11/13/97)*............     A1+/P1       5.43%     5/13/97      50,000,000        49,989,467
                                                                                         --------------
                                                                                            268,000,631
                                                                                         --------------
BUSINESS SERVICES -- 0.3%
 Xerox Credit Corp, Series C,
   Weekly Variable Rate, (final
   maturity 5/13/97)*.............      A1/P1       5.44%      3/4/97      25,000,000        24,999,687
                                                                                         --------------
FINANCE COMPANIES -- 2.7%
 Associates Corp., North America..     A1+/P1       6.63%    11/15/97      20,000,000        20,130,566
 CIT Group Holdings, Inc..........      A1/P1       7.00%     9/30/97      29,700,000        29,912,614
 CIT Group Holdings, Inc., Daily
   Variable Rate, (final maturity
   5/1/97)*.......................      A1/P1       5.35%      3/3/97      50,000,000        49,990,007

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    ----       ----         ------          --------
CORPORATE OBLIGATIONS, CONTINUED:
FINANCE COMPANIES -- (CONTINUED)
 Dean Witter Discover & Co.,
   Monthly Variable Rate, (final
   maturity 8/1/97)*..............      A1/P1       5.37%     3/19/97    $ 25,000,000    $   24,997,904
 Dean Witter Discover & Co.,......      A1/P1       6.00%      3/1/98      15,000,000        15,019,350
 Household Finance Corp., Daily
   Variable Rate, (final maturity
   5/28/97)*......................      A1/P1       5.46%      3/3/97      50,000,000        50,000,000
                                                                                         --------------
                                                                                            190,050,441
                                                                                         --------------
LEASING -- 0.6%
 Sanwa Business Credit Corp.,
   Daily Variable Rate, 144A
   (final maturity 7/17/97)*......      P1/D1       5.59%      3/3/97      18,000,000        18,007,711
 Sanwa Business Credit Corp.,
   Quarterly Variable Rate, 144A
   (final maturity 2/6/98)*.......      P1/D1       5.56%      6/6/97      25,000,000        24,997,658
                                                                                         --------------
                                                                                             43,005,369
                                                                                         --------------
PUBLISHING -- 0.4%
 Reed Elsevier, Inc., 144A........     A1+/P1       7.11%     6/26/97      25,000,000        25,109,334
                                                                                         --------------
RELOCATION SERVICES -- 0.8%
 PHH Corporation, Monthly Variable
   Rate, (final maturity
   6/11/97)*......................      A1/P1       5.39%     3/11/97      25,000,000        24,999,462
 PHH Corporation, Monthly Variable
   Rate, (final maturity
   8/12/97)*......................      A1/P1       5.35%     3/19/97      35,000,000        34,995,656
                                                                                         --------------
                                                                                             59,995,118
                                                                                         --------------
Total Corporate Obligations
 (Amortized cost $871,415,036)                                                              871,415,036
                                                                                         --------------
MASTER NOTES -- 7.7%
 Goldman Sachs Group L.P. (final
   maturity 4/22/97)*.............     A1+/P1       5.59%      3/3/97     300,000,000       300,000,000
 Morgan Stanley Group, Inc. (final
   maturity 6/27/97)*.............      A1/P1       5.73%      3/3/97     250,000,000       250,000,000
                                                                                         --------------
Total Master Notes
 (Amortized cost $550,000,000)                                                              550,000,000
                                                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
 Federal National Mortgage
   Association, Discount Note.....     A1+/P1       5.38%     3/14/97      25,000,000        24,951,431
 Federal National Mortgage
   Association, Discount Note.....     A1+/P1       5.24%     5/23/97      25,000,000        24,697,972
                                                                                         --------------
Total U.S. Government Agency
 Obligations
 (Amortized cost $49,649,403)                                                                49,649,403
                                                                                         --------------
U.S. TREASURY OBLIGATION -- 0.3%
 U.S. Treasury Bill...............     A1+/P1       5.61%**    3/5/98      20,000,000        18,925,694
                                                                                         --------------
Total U.S. Treasury Obligation
 (Amortized cost $18,925,694)                                                                18,925,694
                                                                                         --------------

---------------
See Notes to Financial Statements.

                                       RATINGS
                                     ASSIGNED BY                                           AMORTIZED
                                     N.R.S.R.O.              MATURITY     PRINCIPAL           COST
           DESCRIPTION               (UNAUDITED)    RATE       DATE         AMOUNT          (NOTE 2)
----------------------------------   -----------    -----    --------    ------------    --------------
YANKEE BANKER'S ACCEPTANCES -- 1.3%
 Sanwa Bank Ltd., New York........      A1/P1       5.53%      3/6/97    $ 25,700,000    $   25,680,261
 Sanwa Bank Ltd., New York........      A1/P1       5.53%      4/7/97      20,000,000        19,886,328
 Dai-Ichi Kangyo Bank Ltd., New
   York...........................      A1/P1       5.37%     5/22/97      50,000,000        49,388,416
                                                                                         --------------
Total Yankee Banker's Acceptances
 (Amortized cost $94,955,005)                                                                94,955,005
                                                                                         --------------
REPURCHASE AGREEMENTS (C) -- 18.4%
 First Chicago Capital Markets, Inc., dated
   2/28/97, with a maturity value of
   $225,101,813 (Collateralized by $231,585,000
   various U.S. Government Agency securities,
   0.00% -- 7.00%, 3/26/97 -- 3/3/98, market
   value -- $229,504,577)                           5.43%      3/3/97     225,000,000       225,000,000
 Fuji Securities, Inc., dated 2/28/97, with a
   maturity value of $300,135,750
   (Collateralized by $312,790,000 various U.S.
   Government securities, 0.00% -- 10.75%,
   3/3/97 -- 8/15/26, market
   value -- $306,000,340)                           5.43%      3/3/97     300,000,000       300,000,000
 J.P. Morgan Securities, Inc., dated 2/28/97,
   with a maturity value of $290,315,066
   (Collateralized by $308,105,389 Government
   National Mortgage Association Notes,
   6.50% -- 10.00%, 1/1/00 -- 2/15/27, market
   value $295,995,054)                              5.42%      3/3/97     290,184,000       290,184,000
 NationsBanc, Inc., dated 2/28/97, with a
   maturity value of $100,045,250
   (Collateralized by $103,283,662 various U.S.
   Government Agency securities,
   0.00% -- 11.90%, 3/3/97 -- 10/30/03, market
   value -- $102,001,976)                           5.43%      3/3/97     100,000,000       100,000,000
 Nomura Securities, Inc., dated 2/28/97, with a
   maturity value of $100,045,250
   (Collateralized by $102,271,108 Government
   National Mortgage Association Notes,
   5.50% -- 6.00%, 8/20/26 -- 10/20/26, market
   value -- $102,009,536)                           5.43%      3/3/97     100,000,000       100,000,000
 Prudential Securities, Inc., dated 2/28/97,
   with a maturity value of $300,135,750
   (Collateralized by $359,569,000 various U.S.
   Government securities, 0.00% -- 9.35%,
   3/24/97 -- 1/30/12, market $306,003,545)         5.43%      3/3/97     300,000,000       300,000,000
                                                                                         --------------
Total Repurchase Agreements
 (Cost $1,315,184,000)............                                                        1,315,184,000
                                                                                         --------------
TOTAL INVESTMENTS -- 100.5%
 (AMORTIZED COST $7,184,449,725)
 (A)..............................                                                        7,184,449,725
 Liabilities in excess of other
   assets -- (0.5%)...............                                                          (33,740,503)
                                                                                         --------------
NET ASSETS -- 100.0%..............                                                       $7,150,709,222
                                                                                         ==============

---------------
See Notes to Financial Statements.

---------------

Percentages indicated are based on net assets of $7,150,709,222.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b)       Private placement security.
(c)       The range of coupon rates and maturity dates are shown.
144A Security which is restricted as to resale only to qualified institutional investors.
PLC      Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Rating Organization. Rating
           agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.
          A1 -- Highest rating assigned by S&P and IBCA.
          P1 -- Highest rating assigned by Moody's.
          F1 -- Highest rating assigned by Fitch Investors.
         D1 -- Highest rating assigned by Duff.
           TBW1 -- Highest rating assigned by Thomsons Bank Watch.
Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
 * Variable rate security. Maturity date reflects the next interest rate change date.
**        Rate represents effective yield at date of purchase.

---------------
See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
--------------------------------------------------------------------------------

                                                                                           AMORTIZED
                                                            MATURITY      PRINCIPAL           COST
                 DESCRIPTION                      RATE        DATE          AMOUNT          (NOTE 2)
----------------------------------------------   -------    ---------    ------------    --------------
U.S. TREASURY OBLIGATIONS -- 40.6%
 U.S. Treasury Note...........................    6.875%      3/31/97    $ 50,000,000    $   50,058,006
 U.S. Treasury Note...........................    6.625%      3/31/97      25,000,000        25,025,427
 U.S. Treasury Note...........................     8.50%      4/15/97     125,000,000       125,444,908
 U.S. Treasury Note...........................     6.50%      4/30/97     150,000,000       150,213,085
 U.S. Treasury Note...........................     6.50%      5/15/97      25,000,000        25,058,048
 U.S. Treasury Note...........................     8.50%      7/15/97      25,000,000        25,278,689
 U.S. Treasury Note...........................    5.875%      7/31/97      50,000,000        50,090,199
 U.S. Treasury Note...........................     6.50%      8/15/97     225,000,000       226,028,811
 U.S. Treasury Note...........................     6.00%      8/31/97     125,000,000       125,311,358
 U.S. Treasury Note...........................     5.75%      9/30/97     250,000,000       250,457,365
                                                                                         --------------
Total U.S. Treasury Obligations
 (Amortized cost $1,052,965,896)..............                                            1,052,965,896
                                                                                         --------------
REPURCHASE AGREEMENTS (B) -- 59.0%
 Barclays De Zoete Wedd Securities, Inc.,
   dated 2/28/97, with a maturity value of
   $200,089,167 (Collateralized by
   $207,038,000 U.S. Treasury Securities,
   0.00% -- 13.25%, 4/3/97 -- 5/15/11, market
   value -- $204,000,878).....................     5.35%      3/03/97     200,000,000       200,000,000
 CIBC Wood Gundy Securities, Inc., dated
   2/28/97, with a maturity value of
   $200,089,167 (Collateralized by
   $168,035,000 U.S. Treasury Bonds,
   7.25% -- 11.25%, 2/15/15 -- 11/15/16,
   market value -- $204,001,240)..............     5.35%      3/03/97     200,000,000       200,000,000
 C.S. First Boston Corp., dated 2/28/97, with
   a maturity value of $125,055,729
   (Collateralized by $128,212,000 U.S.
   Treasury Notes, 6.00% -- 6.50%, 8/15/99 --
   8/31/01, market value -- $128,114,660).....     5.35%      3/03/97     125,000,000       125,000,000
 Dean Witter Reynolds, Inc., dated 2/28/97,
   with a maturity value of $125,055,729
   (Collateralized by $127,616,000 U.S.
   Treasury Securities, 0.00% -- 7.50%,
   4/24/97 -- 1/15/07, market value --
   $127,505,079)..............................     5.35%      3/03/97     125,000,000       125,000,000
 Goldman Sachs, & Co., dated 2/28/97, with a
   maturity value of $453,626,285
   (Collateralized by $469,099,000 U.S.
   Treasury Securities, 5.88% -- 6.63%,
   2/28/02 -- 2/15/27, market value --
   $462,491,730)..............................     5.38%      3/03/97     453,423,000       453,423,000
 HSBC Securities, Inc., dated 2/28/97, with a
   maturity value of $200,089,167
   (Collateralized by $274,038,000 various
   U.S. Treasury Securities, 0.00% -- 11.63%,
   5/15/97 -- 11/15/11, market value --
   $204,002,710)..............................     5.35%      3/03/97     200,000,000       200,000,000

---------------
See Notes to Financial Statements.

                                                                                           AMORTIZED
                                                            MATURITY      PRINCIPAL           COST
                 DESCRIPTION                      RATE        DATE          AMOUNT          (NOTE 2)
----------------------------------------------    ----        ----          ------          --------
REPURCHASE AGREEMENTS -- (CONTINUED)
 Smith Barney, Inc., dated 2/28/97, with a
   maturity value of $125,055,729
   (Collateralized by $143,375,000 various
   U.S. Treasury Securities, 0.00% -- 13.75%,
   8/31/97 -- 8/15/26, market value --
   $127,500,171)..............................     5.35%      3/03/97    $125,000,000    $  125,000,000
 Nomura Securities International, Inc., dated
   2/5/97, with a maturity value of
   $100,439,167 (Collateralized by $96,995,000
   U.S. Treasury Notes, 5.88% -- 8.75%,
   5/15/98 -- 5/15/17, market value --
   $101,849,910)..............................     5.27%      3/07/97     100,000,000       100,000,000
                                                                                         --------------
Total Repurchase Agreements (Cost
 $1,528,423,000)..............................                                            1,528,423,000
                                                                                         --------------
TOTAL INVESTMENTS -- 99.6%
 (AMORTIZED COST $2,581,388,896) (A)..........                                            2,581,388,896
Other assets in excess of
 liabilities -- 0.4%..........................                                               10,105,591
                                                                                         --------------
NET ASSETS -- 100.0%..........................                                           $2,591,494,487
                                                                                         ==============

---------------

Percentages indicated are based on net assets of $2,591,494,487.

(a) Cost for federal income tax and financial reporting purpose are substantially the same.

(b) The range of coupon rates and maturity dates for collateral are shown.

---------------
See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
--------------------------------------------------------------------------------

                                                                                            AMORTIZED
                                                               MATURITY      PRINCIPAL         COST
                   DESCRIPTION                       RATE        DATE         AMOUNT         (NOTE 2)
-------------------------------------------------   -------    ---------    -----------    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 69.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- DISCOUNT -- 33.8%
 Federal Home Loan Bank..........................     5.26%      7/10/97    $11,795,000    $ 11,569,237
 Federal Home Loan Mortgage Corporation..........     5.31%      3/21/97     10,000,000       9,970,500
 Federal Home Loan Mortgage Corporation..........     5.35%      3/24/97     18,000,000      17,938,475
 Federal Home Loan Mortgage Corporation..........     5.25%      4/11/97     10,000,000       9,940,208
 Federal Home Loan Mortgage Corporation..........     5.25%      4/16/97     15,000,000      14,899,375
 Federal Home Loan Mortgage Corporation..........     5.24%      5/30/97     11,146,000      10,999,987
 Federal National Mortgage Association...........     5.23%       3/4/97      8,000,000       7,996,513
 Federal National Mortgage Association...........     5.23%       3/7/97     27,000,000      26,976,472
 Federal National Mortgage Association...........     5.25%      3/13/97     20,000,000      19,965,000
 Federal National Mortgage Association...........     5.23%      4/10/97     10,000,000       9,941,889
 Federal National Mortgage Association...........     5.26%      4/29/97     15,000,000      14,870,692
 Federal National Mortgage Association...........     5.23%      5/23/97     10,000,000       9,879,419
 Federal National Mortgage Association...........     5.27%      6/12/97     10,000,000       9,849,219
                                                                                           --------------
Total U.S. Government Agency Obligations --
 Discount
 (Amortized cost $174,796,986)...................                                           174,796,986
                                                                                           --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- FIXED -- 14.6%
 Federal Farm Credit Bank........................     5.43%       3/3/97      5,000,000       5,000,019
 Federal Farm Credit Bank........................     5.25%       4/1/97     10,000,000       9,999,433
 Federal Home Loan Mortgage Corporation..........     5.52%      11/6/97      3,000,000       2,999,070
 Federal National Mortgage Association...........     8.95%      7/10/97     10,000,000      10,127,381
 Federal National Mortgage Association...........     8.80%      7/25/97      6,940,000       7,031,397
 Federal National Mortgage Association...........     5.45%      11/6/97     15,000,000      14,985,110
 Student Loan Marketing Association..............     5.87%      6/30/97     10,000,000      10,005,624
 Student Loan Marketing Association..............     5.60%     10/24/97      5,000,000       4,996,526
 Student Loan Marketing Association..............     5.44%     12/19/97     10,000,000       9,987,457
                                                                                           --------------
Total U.S. Government Agency Obligations -- Fixed
 (Amortized cost $75,132,017)....................                                            75,132,017
                                                                                           --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- VARIABLE -- 21.3%
 Federal Home Loan Bank, Daily
   Variable Rate (Final maturity 11/18/97) *.....     5.75%       3/3/97      5,000,000       5,013,339
 Federal Home Loan Bank, Weekly
   Variable Rate (Final maturity 12/10/97) *.....     5.33%       3/4/97     10,000,000       9,996,250
 Federal National Mortgage Association, Daily
   Variable Rate (Final maturity 4/11/97) *......     5.24%       3/3/97     20,000,000      19,999,027
 Federal National Mortgage Association, Weekly
   Variable Rate (Final maturity 8/1/97) *.......     5.34%       3/4/97     20,000,000      19,996,787
 Federal National Mortgage Association, Weekly
   Variable Rate (Final maturity 9/29/97) *......     5.33%       3/4/97     15,000,000      14,995,668
 Federal National Mortgage Association, Monthly
   Variable Rate (Final maturity 12/3/97) *......     5.28%       3/3/97     20,000,000      19,989,656
 Federal National Mortgage Association, Daily
   Variable Rate (Final maturity 1/15/98) *......     5.22%       3/3/97     20,000,000      19,990,502
                                                                                           --------------
Total U.S. Government Agency Obligations --
 Variable (Amortized cost $109,981,229)..........                                           109,981,229
                                                                                           --------------
 Total U.S. Government Agency Obligations
   (Amortized cost $359,910,232).................                                           359,910,232
                                                                                           --------------

---------------
See Notes to Financial Statements.

                                                                                            AMORTIZED
                                                               MATURITY      PRINCIPAL         COST
                   DESCRIPTION                       RATE        DATE         AMOUNT         (NOTE 2)
-------------------------------------------------    ----        ----         ------         --------
REPURCHASE AGREEMENTS (B) -- 30.1%
 Dean Witter Reynolds, Inc., dated 2/28/97, with
   a maturity value of $50,022,583
   (Collateralized by $97,550,427 various U.S.
   Government securities, 0.00% -- 12.00%,
   3/5/97 -- 2/1/27, market
   value -- $51,000,339).........................     5.42%       3/3/97    $50,000,000    $ 50,000,000
 Fuji Securities, Inc., dated 2/28/97, with a
   maturity value of $35,015,837 (Collateralized
   by $33,419,000 various U.S. Government
   securities, 0.00% -- 13.25%, 5/20/97 --
   12/15/22, market value -- $35,700,377)........     5.43%       3/3/97     35,000,000      35,000,000
 J. P. Morgan Securities, Inc., dated 2/28/97,
   with a maturity value of $45,493,539
   (Collateralized by $46,392,660 Government
   National Mortgage Association Notes,
   7.00% -- 9.00%, 1/15/26 -- 2/15/27, market
   value -- $46,406,724).........................     5.42%       3/3/97     45,473,000      45,473,000
 Prudential Securities, Inc., dated 2/28/97, with
   a maturity value of $25,011,312
   (Collateralized by $26,917,000 various U.S.
   Government securities, 0.00% -- 7.07%,
   5/29/97 -- 2/5/07, market
   value -- $25,502,011).........................     5.43%       3/3/97     25,000,000      25,000,000
                                                                                           --------------
Total Repurchase Agreements (Cost $155,473,000)..                                           155,473,000
                                                                                           --------------
 TOTAL INVESTMENTS -- 99.8% (AMORTIZED COST
   $515,383,232) (A).............................                                           515,383,232
 Other assets in excess of liabilities -- 0.2%...                                             1,204,045
                                                                                           --------------
NET ASSETS -- 100.0%.............................                                          $516,587,277
                                                                                           ==============

---------------
Percentages indicated are based on net assets of $516,587,277.

(a) Cost for federal income tax and financial reporting purposes are substantially the same.

(b) The range of coupon rates and maturity dates of collateral are shown.

 * Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
--------------------------------------------------------------------------------

                                                                                            AMORTIZED
                                                             MATURITY       PRINCIPAL          COST
                 DESCRIPTION                    RATE           DATE          AMOUNT          (NOTE 2)
---------------------------------------------  -------       ---------     -----------     ------------
U.S. TREASURY OBLIGATIONS -- 98.4%
U.S. TREASURY BILLS -- 20.5%
 U.S. Treasury Bill..........................    5.02%*         3/6/97     $36,188,000     $ 36,162,753
 U.S. Treasury Bill..........................    4.94%*         4/3/97      69,894,000       69,577,624
                                                                                           ---------------
                                                                                            105,740,377
                                                                                           ---------------
U.S. TREASURY NOTES -- 77.9%
 U.S. Treasury Note..........................   6.625%         3/31/97      78,315,000       78,399,385
 U.S. Treasury Note..........................    8.50%         4/15/97      73,995,000       74,282,893
 U.S. Treasury Note..........................    6.50%         4/30/97      37,860,000       37,934,558
 U.S. Treasury Note..........................   6.875%         4/30/97      25,000,000       25,064,519
 U.S. Treasury Note..........................    6.50%         5/15/97       5,835,000        5,849,345
 U.S. Treasury Note..........................    8.50%         5/15/97      73,980,000       74,456,190
 U.S. Treasury Note..........................   6.125%         5/31/97      34,455,000       34,508,455
 U.S. Treasury Note..........................   5.625%         6/30/97      21,795,000       21,818,020
 U.S. Treasury Note..........................   6.375%         6/30/97      36,520,000       36,659,640
 U.S. Treasury Note..........................    8.50%         7/15/97      11,980,000       12,115,254
                                                                                           ---------------
                                                                                            401,088,259
                                                                                           ---------------
Total U.S. Treasury Obligations
 (Amortized cost $506,828,636)...............                                               506,828,636
                                                                                           ---------------
TOTAL INVESTMENTS -- 98.4%
 (AMORTIZED COST $506,828,636) (a)...........                                               506,828,636
Other assets in excess of
 liabilities -- 1.6%.........................                                                 8,374,270
                                                                                           ---------------
NET ASSETS -- 100.0%.........................                                              $515,202,906
                                                                                           ===============

---------------

Percentages indicated are based on net assets of $515,202,906

 * Rate represents effective yield at date of purchase.

(a) Cost for federal income tax and financial reporting purposes are substantially the same.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
February 28, 1997
--------------------------------------------------------------------------------

                                                          PRIME            TREASURY        GOVERNMENT     TREASURY ONLY
                                                           FUND              FUND             FUND            FUND
                                                      --------------    --------------    ------------    -------------
ASSETS:
 Investments in securities, at value (amortized
   cost $5,869,265,725, $1,052,965,896,
   $359,910,232, and $506,828,636 respectively)....   $5,869,265,725    $1,052,965,896    $359,910,232    $506,828,636
 Repurchase agreements (cost $1,315,184,000,
   $1,528,423,000, $155,473,000, and $0
   respectively)...................................    1,315,184,000     1,528,423,000     155,473,000              --
 Interest receivable...............................       33,341,214        17,487,786       1,731,553       9,126,508
 Receivable for capital shares sold................            9,044                --              --              --
 Prepaid expenses..................................          232,031           138,028          75,601           5,361
 Deferred organization costs.......................               --                --          32,400          50,077
                                                      --------------    --------------    ------------    ------------
Total Assets.......................................    7,218,032,014     2,599,014,710     517,222,786     516,010,582
                                                      --------------    --------------    ------------    ------------
LIABILITIES:
 Dividends payable.................................       12,496,680         6,393,127         348,569         517,543
 Payable for investment securities purchased.......       51,973,592                --              --              --
 Payable for capital shares redeemed...............           22,402                --              --              --
 Investment advisory fees payable..................          508,692           201,262          20,177          39,066
 Administration fees payable.......................          556,936           201,262          40,354          39,066
 Special management fees payable
   (Pacific Horizon Shares)........................          563,855           109,328          41,886          56,068
 Shareholder service fees payable
   (Horizon Service Shares)........................          552,216           292,626          54,464          47,515
 Shareholder service fees payable (X Shares).......           52,932             1,679              --              --
 12b-1 fees payable (X Shares).....................           44,962             1,213              --              --
 Custodian and fund accounting fees payable........          176,086           116,923          44,410          36,699
 Transfer agent fees payable.......................           55,739            21,543          12,924           8,434
 Audit fees payable................................           47,759            47,178          33,096          32,996
 Legal fees payable................................           83,489            28,029           7,697           6,536
 Other accrued expenses............................          187,452           106,053          31,932          23,753
                                                      --------------    --------------    ------------    ------------
Total Liabilities..................................       67,322,792         7,520,223         635,509         807,676
                                                      --------------    --------------    ------------    ------------
NET ASSETS.........................................   $7,150,709,222    $2,591,494,487    $516,587,277    $515,202,906
                                                      ==============    ==============    ============    ============
Net Assets:
 Pacific Horizon Shares............................   $2,292,347,988    $  410,691,580    $192,230,003    $225,176,920
 Horizon Shares....................................    1,709,511,739       617,730,968      61,126,088      30,458,747
 Horizon Service Shares............................    2,945,057,701     1,557,200,903     263,231,186     259,567,239
 X Shares..........................................      203,791,794         5,871,036              --              --
                                                      --------------    --------------    ------------    ------------
Total..............................................   $7,150,709,222    $2,591,494,487    $516,587,277    $515,202,906
                                                      ==============    ==============    ============    ============
Shares Outstanding ($0.001 par value, 58 billion,
 44.4 billion, 37 billion, and 37 billion shares
 authorized):
 Pacific Horizon Shares............................    2,292,756,828       410,835,647     192,432,295     225,201,227
 Horizon Shares....................................    1,709,948,074       617,829,335      61,169,782      30,458,591
 Horizon Service Shares............................    2,945,184,722     1,557,324,276     263,406,710     259,575,992
 X Shares..........................................      203,780,871         5,871,015              --              --
                                                      --------------    --------------    ------------    ------------
Total..............................................    7,151,670,495     2,591,860,273     517,008,787     515,235,810
                                                      ==============    ==============    ============    ============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE...................................            $1.00             $1.00           $1.00           $1.00
                                                                 ===               ===             ===            ====
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par....................   $    7,151,670    $    2,591,860    $    517,009    $    515,236
 Additional paid-in capital........................    7,144,119,252     2,588,292,727     516,491,778     514,720,575
 Accumulated undistributed net investment income...        2,908,438           667,877         517,569              --
 Accumulated net realized losses on investment
   transactions....................................       (3,470,138)          (57,977)       (939,079)        (32,905)
                                                      --------------    --------------    ------------    ------------
NET ASSETS, FEBRUARY 28, 1997......................   $7,150,709,222    $2,591,494,487    $516,587,277    $515,202,906
                                                      ==============    ==============    ============    ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the year ended February 28, 1997
--------------------------------------------------------------------------------

                                                                                           TREASURY
                                          PRIME           TREASURY        GOVERNMENT         ONLY
                                           FUND             FUND             FUND            FUND
                                       ------------     ------------     ------------     -----------
INVESTMENT INCOME:
 Interest..........................    $341,737,525     $152,808,442     $ 28,925,654     $25,260,284
                                       ------------      -----------      -----------     -----------
EXPENSES:
 Investment advisory fees..........       5,792,971        2,861,734          539,047         487,156
 Administration fees...............       6,236,990        2,863,262          539,047         487,156
 Special management fees
   (Pacific Horizon Shares)........       7,225,077        2,600,002          720,909         854,818
 Shareholder service fees
   (Horizon Service Shares)........       6,017,363        3,451,084          621,036         448,350
 Shareholder service fees
   (X Shares)......................         123,320            3,425               --              --
 12b-1 fees (X Shares).............         147,984            4,111               --              --
 Custodian and fund accounting
   fees............................         566,015          445,269          143,599          97,401
 Transfer agent fees...............         276,958           95,347           53,365          51,504
 Legal fees........................         381,684          169,606           30,002          23,760
 Other expenses....................       1,352,595          766,294          248,603         201,068
                                       ------------      -----------      -----------     -----------
   Total Expenses..................      28,120,957       13,260,134        2,895,608       2,651,213
Less: Fee waivers..................              --               --         (335,332)             --
    Expenses paid by third
 parties...........................         (10,912)         (42,315)          (4,995)         (6,945)
                                       ------------      -----------      -----------     -----------
Total Net Expenses.................      28,110,045       13,217,819        2,555,281       2,644,268
                                       ------------      -----------      -----------     -----------
Net Investment Income..............     313,627,480      139,590,623       26,370,373      22,616,016
                                       ------------      -----------      -----------     -----------
NET REALIZED GAINS ON INVESTMENTS:
 Net realized gains on investment
   transactions....................         172,885           86,112           12,552          31,462
                                       ------------      -----------      -----------     -----------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...................    $313,800,365     $139,676,735     $ 26,382,925     $22,647,478
                                       ============      ===========      ===========     ===========

---------------
See Notes to Financial Statements.

                      [This page left blank intentionally]

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                PRIME FUND
                                                                  ---------------------------------------
                                                                                YEAR ENDED
                                                                  ---------------------------------------
                                                                    FEBRUARY 28,           FEBRUARY 29,
                                                                        1997                   1996
                                                                  ----------------       ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........................................    $    313,627,480       $    223,096,543
 Net realized gains on investment transactions................             172,885                277,551
                                                                  ----------------       ----------------
Change in net assets resulting from operations................         313,800,365            223,374,094
                                                                  ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares.......................................        (110,595,534)           (87,771,565)
 Horizon Shares...............................................         (79,709,197)           (66,852,421)
 Horizon Service Shares.......................................        (119,808,778)           (67,741,940)
 X Shares.....................................................          (2,322,836)(a)                 --
                                                                  ----------------       ----------------
Change in net assets from shareholder distributions...........        (312,436,345)          (222,365,926)
                                                                  ----------------       ----------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued..................................      42,442,585,809         31,908,025,354
 Dividends reinvested.........................................         177,262,119            113,292,127
 Cost of shares redeemed......................................     (40,881,572,699)       (29,226,683,074)
                                                                  ----------------       ----------------
Change in net assets from capital share transactions..........       1,738,275,229          2,794,634,407
                                                                  ----------------       ----------------
Change in net assets..........................................       1,739,639,249          2,795,642,575
NET ASSETS
 Beginning of Year............................................       5,411,069,973          2,615,427,398
                                                                  ----------------       ----------------
 End of Year..................................................    $  7,150,709,222       $  5,411,069,973
                                                                  ================       ================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from September 20, 1995 (inception date) to February 29, 1996.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                TREASURY FUND                           GOVERNMENT FUND                       TREASURY ONLY FUND
    -------------------------------------     -----------------------------------     -----------------------------------
                 YEAR ENDED                               YEAR ENDED                              YEAR ENDED
    -------------------------------------     -----------------------------------     -----------------------------------
      FEBRUARY 28,         FEBRUARY 29,        FEBRUARY 28,        FEBRUARY 29,        FEBRUARY 28,        FEBRUARY 29,
          1997                 1996                1997                1996                1997                1996
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
    $    139,590,623     $    130,548,777     $    26,370,373     $    36,460,511     $    22,616,016     $    16,946,866
              86,112               94,918              12,552             124,433              31,462              50,499
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
         139,676,735          130,643,695          26,382,925          36,584,944          22,647,478          16,997,365
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
         (38,697,555)         (62,223,096)        (10,822,314)        (16,382,867)        (12,248,712)         (9,422,222)
         (34,033,530)         (32,461,902)         (3,358,368)         (6,779,265)         (2,009,735)            (79,822)(b)
         (66,796,890)         (35,863,779)        (12,135,558)        (12,983,394)         (8,357,569)         (7,444,822)
             (62,648)(a)               --                  --                  --                  --                  --
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
        (139,590,623)        (130,548,777)        (26,316,240)        (36,145,526)        (22,616,016)        (16,946,866)
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
      17,362,879,524       14,883,054,623       3,514,048,456       4,732,791,237       2,581,288,044       1,837,702,943
          46,043,231           28,028,766          20,515,585          25,413,970          17,977,687          12,996,227
     (17,661,736,799)     (14,032,011,738)     (3,547,375,120)     (5,108,234,664)     (2,551,597,500)     (1,667,947,202)
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
        (252,814,044)         879,071,651         (12,811,079)       (350,029,457)         47,668,231         182,751,968
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
        (252,727,932)         879,166,569         (12,744,394)       (349,590,039)         47,699,693         182,802,467
       2,844,222,419        1,965,055,850         529,331,671         878,921,710         467,503,213         284,700,746
    ----------------     ----------------     ---------------     ---------------     ---------------     ---------------
    $  2,591,494,487     $  2,844,222,419     $   516,587,277     $   529,331,671     $   515,202,906     $   467,503,213
    ================     ================     ===============     ===============     ===============     ===============

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund"), Pacific Horizon Treasury Fund (the "Treasury Fund"), Pacific Horizon Government Fund (the "Government Fund") and Pacific Horizon Treasury Only Fund (the "Treasury Only Fund"), collectively the "Funds".

    The Funds each issue three classes of shares (Pacific Horizon Shares, Horizon Shares and Horizon Services Shares). Effective July 22, 1996, the Prime Fund and the Treasury Fund began offering an additional share class -- X Shares. The Prime Fund and the Treasury Fund are also authorized to issue S Shares, which are not available for purchase as of the date of this report. Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X and S Shares have a Distribution and Services Plan.

    The investment objectives of the Funds are as follows:

Prime Fund --           The Fund's investment objective is to seek high current
                        income and stability of principal by investing in a broad
                        range of government, bank and commercial obligations
                        available in the money markets as well as repurchase
                        agreements relating to such obligations.
Treasury Fund --        The Fund's investment objective is to seek high current
                        income and stability of principal by investing in direct
                        obligations of the U.S. Treasury and repurchase agreements relating to Treasury obligations.
Government Fund --      The Fund's investment objective is to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in short-term debt
                        obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, authorities or
                        instrumentalities and repurchase agreements relating to such obligations.
Treasury Only Fund --   The Fund's investment objective is to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing in direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Funds' investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, serves as the Funds' administrator. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, serves as the distributor of the Funds' shares. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, serves as transfer agent and dividend disbursing agent of the Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

REPURCHASE AGREEMENTS (PRIME FUND, TREASURY FUND, AND GOVERNMENT FUND):

    The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                      ACCUMULATED UNDISTRIBUTED           ACCUMULATED NET REALIZED
                                        NET INVESTMENT INCOME            GAIN/(LOSS) ON INVESTMENTS
                                    ------------------------------     -------------------------------
Prime Fund......................                $2,742                            $ 182,342
Government Fund.................                   413                                 (413)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund had the following capital loss carryovers:

                                                               CAPITAL LOSS
                           FUND                                CARRYOVER          EXPIRATION DATE
-----------------------------------------------------------    ------------       ----------------
Prime Fund.................................................     $  744,962              2002
                                                                 2,725,176              2003
                                                                 ---------
                                                                $3,470,138
                                                                 =========
Treasury Fund..............................................     $   47,456              2002
                                                                 =========
Government Fund............................................     $  939,079              2003
                                                                 =========
Treasury Only Fund.........................................     $   23,969              2003
                                                                 =========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes. The Treasury Only Fund has incurred and will elect to defer such capital losses of $8,458 after October 31, 1996. During the year, the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund utilized $172,885, $10,901, $12,552, and $40,236, respectively, of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

OTHER:

    The Funds maintain a cash balance with their custodian and receive reductions of custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended February 28, 1997, custodian fees and expenses paid by third parties were increased by $10,912, $42,315, $4,995, and $6,945 for the Prime Fund, Treasury Fund, Government Fund, and Treasury Only Fund, respectively. There was no effect on net investment income. The Funds could have invested such cash balances in income producing assets if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America and an Administration Agreement with BISYS. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS is entitled to a fee for each fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion. For the year ended February 28, 1997, Bank of America voluntarily waived fees from the Government Fund in the amount of $335,332.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service organizations include BISYS, Bank of America and its affiliates. For the year ended February 28, 1997, the Funds were advised that BISYS, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement and Services Plan:

                                                                               BANK OF
                                                                               AMERICA
                                                                                 AND
                                  FUND                                       AFFILIATES     BISYS --
-------------------------------------------------------------------------    -----------    --------
Prime Fund...............................................................     $6,398,554     $48,060
Treasury Fund............................................................      1,907,590      17,372
Government Fund..........................................................        504,350       4,925
Treasury Only Fund.......................................................        646,968       1,927

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares, which are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and their affiliates. For the year ended February 28, 1997, the

Funds were advised that BISYS, Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                                                               BANK OF
                                                                               AMERICA
                                                                                 AND
                                  FUND                                       AFFILIATES     BISYS --
-------------------------------------------------------------------------    -----------    --------
Prime Fund...............................................................     $5,113,436     $15,122
Treasury Fund............................................................      3,115,516       6,746
Government Fund..........................................................        609,891         396
Treasury Only Fund.......................................................        416,253         637

    The Prime Fund and Treasury Fund have adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of each Fund's X Shares. For the year ended February 28, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                                                                      BANK OF
                                                                                    AMERICA AND
                                      FUND                                          AFFILIATES
--------------------------------------------------------------------------------    -----------
Prime Fund......................................................................       $270,960
Treasury Fund...................................................................          7,529

    BISYS Ohio serves the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $276,958, $95,347, $53,365 and $51,504 from the Prime Fund, Treasury Fund, Government Fund and Treasury Only Fund, respectively, for the year ended February 28, 1997. For the period January 1, 1996 to December 31, 1996, BISYS Ohio agreed to voluntarily limit aggregate transfer agency fees. Absent this voluntary limit the Funds would have incurred additional costs of $55,259, $21,276, $8,452 and $15,919 for the Prime Fund, Treasury Fund, Government Fund and Treasury Only Fund, respectively.

    For the year ended February 28, 1997, the Prime Fund, Treasury Fund, Government Fund and Treasury Only Fund incurred legal charges totaling $381,684, $169,606, $30,002, and $23,760, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the

Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President. The former President and Chairman of the Company received an additional $40,000 per year through February 28, 1997 in consideration for his years of service.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a Director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a Director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $31,025, $22,630, $9,125, and $3,650, for the Prime Fund, Treasury Fund,
Government Fund and Treasury Only Fund, respectively, for the year ended February 28, 1997.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Fund (at $1.00 per share) for the periods indicated are summarized below:

                                       PRIME FUND            PRIME FUND          TREASURY FUND         TREASURY FUND
                                    -----------------     -----------------    -----------------     -----------------
                                       YEAR ENDED            YEAR ENDED           YEAR ENDED            YEAR ENDED
                                    FEBRUARY 28, 1997     FEBRUARY 29, 1996    FEBRUARY 28, 1997     FEBRUARY 29, 1996
                                    -----------------     -----------------    -----------------     -----------------
PACIFIC HORIZON SHARES
 Issued..........................      4,320,031,345         6,558,828,164        2,180,160,265         3,542,478,098
 Reinvested......................         99,202,915            63,228,495           13,626,783            10,830,356
 Redeemed........................     (4,326,928,364)       (5,551,677,079)      (2,875,003,912)       (3,594,024,911)
                                      --------------        --------------       --------------        --------------
Net increase/(decrease)..........         92,305,896         1,070,379,580         (681,216,864)          (40,716,457)
                                      ==============        ==============       ==============        ==============
HORIZON SHARES
 Issued..........................     15,114,015,999        10,005,418,206        6,363,082,166         4,729,298,610
 Reinvested......................         25,723,399            18,014,180           11,616,438             4,884,652
 Issued in connection with
   reorganization of 231 Funds...                 --           971,168,989                   --           117,280,359
 Redeemed........................    (15,081,065,299)       (9,966,301,034)      (6,478,650,334)       (4,598,604,937)
                                      --------------        --------------       --------------        --------------
Net increase/(decrease)..........         58,674,099         1,028,300,341         (103,951,730)          252,858,684
                                      ==============        ==============       ==============        ==============
HORIZON SERVICE SHARES
 Issued..........................     22,771,276,975        14,233,621,259        8,799,447,002         6,355,993,448
 Reinvested......................         50,011,411            32,049,452           20,737,353            12,313,758
 Issued in connection with
   reorganization of 231 Funds...                              140,144,817                                138,004,108
 Redeemed........................    (21,437,775,542)      (13,708,704,961)      (8,293,700,822)       (5,839,381,890)
                                      --------------        --------------       --------------        --------------
Net increase.....................      1,383,512,844           697,110,567          526,483,533           666,929,424
                                      ==============        ==============       ==============        ==============
X SHARES
 Issued..........................        237,259,971                    --           20,188,155                    --
 Reinvested......................          2,324,394                    --               62,656                    --
 Redeemed........................        (35,803,494)                   --          (14,379,796)                   --
                                      --------------        --------------       --------------        --------------
Net increase.....................        203,780,871(a)                 --            5,871,015(a)                 --
                                      ==============        ==============       ==============        ==============

                                 GOVERNMENT FUND        GOVERNMENT FUND     TREASURY ONLY FUND      TREASURY ONLY FUND
                                -----------------      -----------------    ------------------      ------------------
                                   YEAR ENDED             YEAR ENDED            YEAR ENDED              YEAR ENDED
                                FEBRUARY 28, 1997      FEBRUARY 29, 1996    FEBRUARY 28, 1997       FEBRUARY 29, 1996
                                -----------------      -----------------    ------------------      ------------------
PACIFIC HORIZON SHARES
 Issued......................        817,557,991          1,244,850,911        1,028,727,745             906,922,356
 Reinvested..................          8,010,482             10,499,760           10,180,140               6,162,584
 Redeemed....................       (894,476,160)        (1,349,212,756)      (1,088,026,565)           (729,138,893)
                                  --------------         --------------       --------------          --------------
Net increase/(decrease)......        (68,907,687)           (93,862,085)         (49,118,680)            183,946,047
                                  ==============         ==============       ==============          ==============
HORIZON SHARES
 Issued......................        205,437,403            910,607,847          195,585,962              15,104,735
 Reinvested..................          2,653,506              4,235,900            1,168,058                  74,597
 Redeemed....................       (201,774,473)        (1,095,523,298)        (173,560,437)             (7,914,323)
                                  --------------         --------------       --------------          --------------
Net increase/(decrease)......          6,316,436           (180,679,551)          23,193,583               7,265,009(b)
                                  ==============         ==============       ==============          ==============
HORIZON SERVICE SHARES
 Issued......................      2,491,053,062          2,577,332,479        1,356,974,337             915,675,852
 Reinvested..................          9,851,597             10,678,310            6,629,489               6,759,046
 Redeemed....................     (2,451,124,487)        (2,663,498,610)      (1,290,010,498)           (930,893,986)
                                  --------------         --------------       --------------          --------------
Net increase/(decrease)......         49,780,172            (75,487,821)          73,593,328              (8,459,088)
                                  ==============         ==============       ==============          ==============

---------------
(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from September 20, 1995 (inception date) to February 29, 1996.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           YEAR ENDED
                                              ---------------------------------------------------------------------
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,            28,
                                                1997           1996           1995           1994           1993
                                              ---------      ---------      ---------      ---------      ---------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------       --------

Income from Investment Operations:
 Net investment income......................    0.0492         0.0539         0.0424         0.0287         0.0340
 Net realized gains/(losses) on investment
   transactions.............................        --         0.0004        (0.0227)       (0.0016)            --
                                              --------       --------       --------       --------       --------
Total income from investment operations.....    0.0492         0.0543         0.0197         0.0271         0.0340
Less dividends to shareholders from net
 investment income..........................   (0.0490)       (0.0539)       (0.0422)       (0.0287)       (0.0341)
Increase due to voluntary capital
 contribution from Investment Adviser.......        --             --         0.0233             --             --
                                              --------       --------       --------       --------       --------
Net change in net asset value per share.....    0.0002         0.0004         0.0008        (0.0016)       (0.0001)
                                              --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========       ========
Total return................................      5.01%          5.53%          4.30%+         2.91%          3.45%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions).......  $  2,292       $  2,200       $  1,129       $  1,216       $    992
 Ratio of expenses to average net assets....      0.55%          0.55%          0.51%          0.52%          0.55%
 Ratio of net investment income to average
   net assets...............................      4.92%          5.37%          4.19%          2.86%          3.42%
 Ratio of expenses to average net assets*...        (b)          0.56%          0.56%          0.53%            (a)
 Ratio of net investment income to average
   net assets*..............................        (b)          5.36%          4.14%          2.85%            (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                          YEAR ENDED
                                             ---------------------------------------------------------------------
                                             FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                28,            29,            28,            28,            28,
                                               1997           1996           1995           1994           1993
                                             ---------      ---------      ---------      ---------      ---------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR......................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                             --------       --------       --------       --------

Income from Investment Operations:
 Net investment income.....................    0.0524         0.0571         0.0461         0.0319         0.0372
 Net realized gains/(losses) on investment
   transactions............................        --         0.0004        (0.0232)       (0.0016)            --
                                             --------       --------       --------       --------
Total income from investment operations....    0.0524         0.0575         0.0229         0.0303         0.0372
Less dividends to shareholders from net
 investment income.........................   (0.0522)       (0.0571)       (0.0454)       (0.0319)       (0.0372)
Increase due to voluntary capital
 contribution from Investment Adviser......        --             --         0.0233             --             --
                                             --------       --------       --------       --------
Net change in net asset value per share....    0.0002         0.0004         0.0008        (0.0016)            --
                                             --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR.....  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                             ========       ========       ========       ========
Total return...............................      5.34%          5.86%          4.63%+         3.24%          3.78%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)......  $  1,710       $  1,651       $    662       $  3,840       $ 10,301
 Ratio of expenses to average net assets...      0.23%          0.23%          0.16%          0.20%          0.23%
 Ratio of net investment income to average
   net assets..............................      5.24%          5.69%          4.11%          3.19%          3.59%
 Ratio of expenses to average net
   assets*.................................        (b)          0.24%          0.23%          0.21%            (a)
 Ratio of net investment income to average
   net assets*.............................        (b)          5.68%          4.04%          3.18%            (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                          YEAR ENDED
                                             ---------------------------------------------------------------------
                                             FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                28,            29,            28,            28,            28,
                                               1997           1996           1995           1994           1993
                                             ---------      ---------      ---------      ---------      ---------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR......................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                             --------       --------       --------       --------

Income from Investment Operations:
 Net investment income.....................    0.0499         0.0546         0.0431         0.0294         0.0345
 Net realized gains/(losses) on investment
   transactions............................        --         0.0004        (0.0227)       (0.0016)            --
                                             --------       --------       --------       --------
Total income from investment operations....    0.0499         0.0550         0.0204         0.0278         0.0345
Less dividends to shareholders from net
 investment income.........................   (0.0497)       (0.0546)       (0.0429)       (0.0294)       (0.0347)
Increase due to voluntary capital
 contribution from Investment Adviser......        --             --         0.0233             --             --
                                             --------       --------       --------       --------
Net change in net asset value per share....    0.0002         0.0004         0.0008        (0.0016)       (0.0002)
                                             --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR.....  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                             ========       ========       ========       ========
Total return...............................      5.08%          5.60%          4.37%+         2.98%          3.53%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)......  $  2,945       $  1,561       $    864       $    839       $    793
 Ratio of expenses to average net assets...      0.48%          0.48%          0.44%          0.45%          0.48%
 Ratio of net investment income to average
   net assets..............................      5.00%          5.44%          4.31%          2.94%          3.49%
 Ratio of expenses to average net
   assets*.................................        (b)          0.49%          0.48%          0.46%            (a)
 Ratio of net investment income to average
   net assets*.............................        (b)          5.43%          4.27%          2.93%            (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                                      FEBRUARY
                                                                         28,
                                                                       1997(A)
                                                                      ---------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD......................  $   1.00
                                                                      --------

Income from Investment Operations:
  Net investment income.............................................    0.0282
  Net realized gains/(losses) on investment transactions............        --
                                                                      --------
Total income from investment operations.............................    0.0282
Less dividends to shareholders from net investment income...........   (0.0281)
                                                                      --------
Net change in net asset value per share.............................    0.0001
                                                                      --------
NET ASSET VALUE PER SHARE, END OF PERIOD............................  $   1.00
                                                                      ========
Total return........................................................      2.84%(d)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of year (millions)..............................       204
  Ratio of expenses to average net assets...........................      0.78%(c)
  Ratio of net investment income to average net assets..............      4.73%(c)
  Ratio of expenses to average net assets*..........................        (b)
  Ratio of net investment income to average net assets*.............        (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                           ---------------------------------------------------------------------
                                           FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                              28,            29,            28,            28,            28,
                                             1997           1996           1995           1994           1993
                                           ---------      ---------      ---------      ---------      ---------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR....................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           --------       --------       --------       --------       --------

Income from Investment Operations:
 Net investment income...................    0.0477         0.0527         0.0405         0.0262         0.0309
 Net realized gains/(losses) on
   investment transactions...............        --         0.0011         0.0001        (0.0002)            --
                                           --------       --------       --------       --------       --------
Total income from investment
 operations..............................    0.0477         0.0538         0.0406         0.0260         0.0309
Less dividends to shareholders from net
 investment income.......................   (0.0477)       (0.0527)       (0.0405)       (0.0262)       (0.0311)
                                           --------       --------       --------       --------       --------
Net change in net asset value per
 share...................................        --         0.0011         0.0001        (0.0002)       (0.0002)
                                           --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR...  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ========       ========       ========       ========       ========
Total return.............................      4.87%          5.40%          4.13%          2.65%          3.15%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)....  $    411       $  1,091       $  1,132       $  1,577       $  1,746
 Ratio of expenses to average net
   assets................................      0.57%          0.57%          0.55%          0.55%          0.56%
 Ratio of net investment income to
   average net assets....................      4.76%          5.24%          3.99%          2.62%          3.11%
 Ratio of expenses to average net
   assets*...............................        (b)          0.58%            (a)            (a)            (a)
 Ratio of net investment income to
   average net assets*...................        (b)          5.23%            (a)            (a)            (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                           ---------------------------------------------------------------------
                                           FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                              28,            29,            28,            28,            28,
                                             1997           1996           1995           1994           1993
                                           ---------      ---------      ---------      ---------      ---------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR....................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income...................    0.0509         0.0559         0.0437         0.0294         0.0341
 Net realized gains/(losses) on
   investment transactions...............        --         0.0011         0.0001        (0.0002)        0.0002
                                           --------       --------       --------       --------       --------
Total income from investment
 operations..............................    0.0509         0.0570         0.0438         0.0292         0.0343
Less dividends to shareholders from net
 investment income.......................   (0.0509)       (0.0559)       (0.0437)       (0.0294)       (0.0343)
                                           --------       --------       --------       --------       --------
Net change in net asset value per
 share...................................        --         0.0011         0.0001        (0.0002)            --
                                           --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR...  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ========       ========       ========       ========       ========
Total return.............................      5.21%          5.73%          4.46%          2.98%          3.48%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)....  $    618       $    722       $    469       $    487       $    598
 Ratio of expenses to average net
   assets................................      0.25%          0.25%          0.23%          0.23%          0.24%
 Ratio of net investment income to
   average net assets....................      5.09%          5.56%          4.36%          2.94%          3.38%
 Ratio of expenses to average net
   assets*...............................        (b)          0.26%            (a)            (a)            (a)
 Ratio of net investment income to
   average net assets*...................        (b)          5.55%            (a)            (a)            (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                        YEAR ENDED
                                           ---------------------------------------------------------------------
                                           FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                              28,            29,            28,            28,            28,
                                             1997           1996           1995           1994           1993
                                           ---------      ---------      ---------      ---------      ---------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR....................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           --------       --------       --------       --------       --------

Income from Investment Operations:
 Net investment income...................    0.0484         0.0534         0.0412         0.0269         0.0316
 Net realized gains/(losses) on
   investment transactions...............        --         0.0011         0.0001        (0.0002)        0.0002
                                           --------       --------       --------       --------       --------
Total income from investment
 operations..............................    0.0484         0.0545         0.0413         0.0267         0.0318
Less dividends to shareholders from net
 investment income.......................   (0.0484)       (0.0534)       (0.0412)       (0.0269)       (0.0318)
                                           --------       --------       --------       --------       --------
Net change in net asset value per
 share...................................        --         0.0011         0.0001        (0.0002)            --
                                           --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR...  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                           ========       ========       ========       ========       ========
Total return.............................      4.97%          5.47%          4.20%          2.72%          3.23%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)....  $  1,557       $  1,031       $    364       $    541       $    369
 Ratio of expenses to average net
   assets................................      0.50%          0.50%          0.48%          0.48%          0.49%
 Ratio of net investment income to
   average net assets....................      4.84%          5.31%          4.01%          2.69%          3.28%
 Ratio of expenses to average net
   assets*...............................        (b)          0.51%            (a)            (a)            (a)
 Ratio of net investment income to
   average net assets*...................        (b)          5.30%            (a)            (a)            (a)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                    PERIOD ENDED
                                                                    FEBRUARY 28,
                                                                      1997(A)
                                                                    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD....................    $   1.00
                                                                    ------------

Income from Investment Operations:
  Net investment income...........................................      0.0271
                                                                    ------------
Total income from investment operations...........................      0.0271
Less dividends to shareholders from net investment income.........     (0.0271)
                                                                    ------------
Net change in net asset value per share...........................          --
                                                                    ------------
NET ASSET VALUE PER SHARE, END OF PERIOD..........................    $   1.00
                                                                    ------------
Total return......................................................        2.74%(d)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of year (millions)............................    $      6
  Ratio of expenses to average net assets.........................        0.81%(c)
  Ratio of net investment income to average net assets............        4.58%(c)
  Ratio of expenses to average net assets*........................          (b)
  Ratio of net investment income to average net assets*...........          (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                     YEAR ENDED
                                               ------------------------------------------------------
                                               FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                  28,            29,            28,            28,
                                                 1997           1996           1995           1994
                                               ---------      ---------      ---------      ---------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR........................................  $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------

Income from Investment Operations:
 Net investment income.......................    0.0481         0.0530         0.0421         0.0288
 Net realized gains/(losses) on investment
   transactions..............................        --        (0.0004) **    (0.0091)       (0.0006)
                                               --------       --------       --------       --------
Total income from investment operations......    0.0481         0.0526         0.0330         0.0282
Less dividends to shareholders from net
 investment income...........................   (0.0480)       (0.0524)       (0.0420)       (0.0288)
Increase due to voluntary capital
 contribution from Investment Adviser........        --             --         0.0085             --
                                               --------       --------       --------       --------
Net change in net asset value per share......    0.0001         0.0002        (0.0005)       (0.0006)
                                               --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR.......  $   1.00       $   1.00       $   1.00       $   1.00
                                               ========       ========       ========       ========
Total return.................................      4.91%          5.37%          4.28%+         2.92%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)........  $    192       $    261       $    355       $    154
 Ratio of expenses to average net assets.....      0.55%          0.56%          0.50%          0.60%
 Ratio of net investment income to average
   net assets................................      4.82%          5.34%          4.27%          2.88%
 Ratio of expenses to average net assets*....      0.61%***       0.63%          0.58%          0.60%
 Ratio of net investment income to average
   net assets*...............................      4.76%***       5.27%          4.19%          2.88%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

*** Fees paid by third parties had no effect on the ratios.

 + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                            YEAR ENDED                      PERIOD
                                              ---------------------------------------        ENDED
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,
                                                1997           1996           1995          1994(a)
                                              ---------      ---------      ---------      ---------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------

Income from Investment Operations:
 Net investment income......................    0.0513         0.0600         0.0454         0.0227
 Net realized gains/(losses) on investment
   transactions.............................        --        (0.0042) **    (0.0092)       (0.0006)
                                              --------       --------       --------       --------
Total income from investment operations.....    0.0513         0.0558         0.0362         0.0221
Less dividends to shareholders from net
 investment income..........................   (0.0512)       (0.0556)       (0.0452)       (0.0227)
Increase due to voluntary capital
 contribution from Investment Adviser.......        --             --         0.0085             --
                                              --------       --------       --------       --------
Net change in net asset value per share.....    0.0001         0.0002        (0.0005)       (0.0006)
                                              --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========
Total return................................      5.25%          5.71%          4.61%+         2.29%(b)

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions).......  $     61       $     55       $    235       $    370
 Ratio of expenses to average net assets....      0.22%          0.24%          0.17%          0.28%(c)
 Ratio of net investment income to average
   net assets...............................      5.15%          5.66%          4.67%          3.17%(c)
 Ratio of expenses to average net assets*...      0.29%***       0.30%          0.25%          0.28%(c)
 Ratio of net investment income to average
   net assets*..............................      5.08%***       5.60%          4.59%          3.17%(c)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

*** Fees paid by third parties had no effect on the ratios.

  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) Period from June 14, 1993 (inception date) to February 28, 1994.

(b) Not annualized.

(c) Annualized

See Notes to Financial Statements.

PACIFIC HORIZON GOVERNMENT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                    YEAR ENDED
                                              ------------------------------------------------------
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,
                                                1997           1996           1995           1994
                                              ---------      ---------      ---------      ---------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------

Income from Investment Operations:
 Net investment income......................    0.0488         0.0537         0.0429         0.0300
 Net realized gains/(losses) on investment
   transactions.............................        --        (0.0004) **    (0.0092)       (0.0006)
                                              --------       --------       --------       --------
Total income from investment operations.....    0.0488         0.0533         0.0337         0.0294
Less dividends to shareholders from net
 investment income..........................   (0.0487)       (0.0531)       (0.0427)       (0.0300)
Increase due to voluntary capital
 contribution from Investment Adviser.......        --             --         0.0085             --
                                              --------       --------       --------       --------
Net change in net asset value per share.....    0.0001         0.0002        (0.0005)       (0.0006)
                                              --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========
Total return................................      4.98%          5.44%          4.35%+         3.04%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions).......  $    263       $    213       $    289       $    326
 Ratio of expenses to average net assets....      0.48%          0.49%          0.43%          0.48%
 Ratio of net investment income to average
   net assets...............................      4.89%          5.41%          4.32%          2.99%
 Ratio of expenses to average net assets*...      0.54%***       0.56%          0.51%          0.53%
 Ratio of net investment income to average
   net assets*..............................      4.83%***       5.34%          4.24%          2.94%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Net realized loss for the period is a direct result of a decrease in outstanding shares between February 28, 1995 and the date of the gain realization.

*** Fees paid by third parties had no effect on the ratios.

  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                    YEAR ENDED
                                              ------------------------------------------------------
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,
                                                1997           1996           1995           1994
                                              ---------      ---------      ---------      ---------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------

Income from Investment Operations:
 Net investment income......................    0.0458         0.0495         0.0384         0.0254
 Net realized gains/(losses) on investment
   transactions.............................    0.0001         0.0003        (0.0002)       (0.0002)
                                              --------       --------       --------       --------
Total income from investment operations.....    0.0459         0.0498         0.0382         0.0252
Less dividends to shareholders from net
 investment income..........................   (0.0458)       (0.0495)       (0.0384)       (0.0254)
                                              --------       --------       --------       --------
Net change in net asset value per share.....    0.0001         0.0003        (0.0002)       (0.0002)
                                              --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========
Total return................................      4.68%          5.06%          3.90%          2.57%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions).......  $    225       $    274       $     90             72
 Ratio of expenses to average net assets....      0.60%          0.63%          0.62%          0.56%
 Ratio of net investment income to average
   net assets...............................      4.59%          4.94%          3.90%          2.54%
 Ratio of expenses to average net assets*...        (b)            (a)          0.63%          0.72%
 Ratio of net investment income to average
   net assets*..............................        (b)            (a)          3.89%          2.38%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        YEAR          PERIOD
                                                        ENDED          ENDED
                                                      ---------      ---------
                                                      FEBRUARY       FEBRUARY
                                                         28,            29,
                                                        1997         1996 (A)
                                                      ---------      ---------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR........  $   1.00       $  1.00
                                                      --------       --------

Income from Investment Operations:
  Net investment income.............................    0.0490        0.0227
  Net realized gains/(losses) on investment
    transactions....................................    0.0001       (0.0001)
                                                      --------       --------
Total income from investment operations.............    0.0491        0.0226
Less dividends to shareholders from net investment
  income............................................   (0.0490)      (0.0227)
                                                      --------       --------
Net change in net asset value per share.............    0.0001       (0.0001)
                                                      --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR..............  $   1.00       $  1.00
                                                      ========       ========
Total return........................................      5.02%         2.30%(e)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of year (millions)..............  $     30       $     7
  Ratio of expenses to average net assets...........      0.27%         0.70%(d)
  Ratio of net investment income to average net
    assets..........................................      4.94%        11.88%(d)
  Ratio of expenses to average net assets*..........        (c)           (b)
  Ratio of net investment income to average net
    assets*.........................................        (c)           (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from September 20, 1995 (inception date) to February 29, 1996.

(b) There were no fee waivers or expense reimbursements during the period.

(c) Fees paid by third parties had no effect on the ratios.

(d) Annualized

(e) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TREASURY ONLY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                               YEAR ENDED
                                                         ------------------------------------------------------
                                                         FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                            28,            29,            28,            28,
                                                           1997           1996           1995           1994
                                                         ---------      ---------      ---------      ---------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...........  $   1.00       $   1.00       $   1.00       $   1.00
                                                         --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.................................    0.0465         0.0502         0.0391         0.0273
 Net realized gains/(losses) on investment
   transactions........................................    0.0001         0.0003        (0.0002)       (0.0002)
                                                         --------       --------       --------       --------
Total income from investment operations................    0.0466         0.0505         0.0389         0.0271
Less dividends to shareholders from net investment
 income................................................   (0.0465)       (0.0502)       (0.0391)       (0.0273)
                                                         --------       --------       --------       --------
Net change in net asset value per share................    0.0001         0.0003        (0.0002)       (0.0002)
                                                         --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR.................  $   1.00       $   1.00       $   1.00       $   1.00
                                                         ========       ========       ========       ========
Total return...........................................      4.75%          5.14%          3.98%          2.76%

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of year (millions)..................  $    260       $    186       $    194       $    272
 Ratio of expenses to average net assets...............      0.53%          0.56%          0.55%          0.39%
 Ratio of net investment income to average net
   assets..............................................      4.66%          5.01%          3.86%          2.73%
 Ratio of expenses to average net assets*..............        (b)            (a)          0.56%          0.64%
 Ratio of net investment income to average net
   assets*.............................................        (b)            (a)          3.85%          2.48%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
Pacific Horizon Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pacific Horizon Prime Fund, Pacific Horizon Treasury Fund, Pacific Horizon Government Fund and Pacific Horizon Treasury Only Fund (four of the portfolios constituting the Pacific Horizon Funds, Inc., hereafter referred to as the "Funds") at February 28, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
April 21, 1997

            IST-0031 4/97             ---------------
                                         Bulk Rate
                                       U.S. Postage
                                           PAID
                                       Cleveland, OH
                                       Permit No. 1
                                      ---------------

                                        7